RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 7 – RELATED PARTY TRANSACTIONS

Payroll Liabilities – Related Party

The payroll liabilities are all attributed to unpaid salaries of officers and related parties. As of September 30, 2025, and December 31, 2024, payroll liabilities related to parties were $4,217,047 and $2,126,562, respectively.

Accounts Payable and Accrued Liabilities – Related Party

Mr. Boulette, the Company’s CEO, occasionally provides funding for the Company’s working capital. As of September 30, 2025, and December 31, 2024, the accounts payable related to parties were $0 and $0, respectively.

Media Traffic Purchase – Related Party

Hottest Media LLC (“Hottest”) is authorized to act as the Company’s agent in purchasing materials and services required to produce advertising on the Company’s behalf. For the three months ending September 30, 2025, and 2024, Hottest has been the sole entity that buys media for the company. Consequently, Hottest has a significant influence on the Company through its position, relationships, involvement, transactions, or contractual arrangements. During the nine months ended September 30, 2025, and 2024, the Company spent $4,949,334 and $4,588,397 on buying media traffic.